Subsequent Events (Details)						12 Months Ended
	Mar. 22, 2024 USD ($) $ / shares shares	Feb. 27, 2024 USD ($)	Jan. 10, 2024 CNY (¥)	Jan. 10, 2024 USD ($) $ / shares	Jan. 04, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 24, 2021 $ / shares
Subsequent Event [Line Items]
Shares Par value						$ 0.0001
Converted shares (in Shares) | shares						482,500
Warrants purchase price							$ 8.6
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares (in Shares) | shares	200,000,000				8,000,000
Total consideration			¥ 2,900,000		$ 4,000,000
Per share unit				$ 0.5	$ 0.5
Purchase agreement,investors (in Dollars) | $				$ 5,800,000
Shares Par value	$ 0.01
Converted amount (in Dollars) | $	$ 200,000
Converted shares (in Shares) | shares	20,000,000
Warrant (in Dollars) | $	$ 2,000,000
Additional shares issued (in Shares) | shares	180,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Ordinary shares issued (in Shares) | shares	10
Shares Par value	$ 0.001
Warrants purchase price	$ 115
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Ordinary shares issued (in Shares) | shares	1
Shares Par value	$ 0.01
Warrants purchase price	11.5
Subsequent Event [Member] | Share Consolidation [Member]
Subsequent Event [Line Items]
Shares Par value	0.01
Subsequent Event [Member] | Ordinary Share [Member]
Subsequent Event [Line Items]
Shares Par value	$ 0.01
Forecast [Member]
Subsequent Event [Line Items]
Aggregate principal amount (in Dollars) | $		$ 11,000,000
Purchase price (in Dollars) | $		$ 11,000,000
Shares remains holdings		51.00%
MicroAlgo’s [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares (in Shares) | shares	0.01
Shares Par value	$ 0.0001
Converted amount (in Dollars) | $	$ 200,000
Converted shares (in Shares) | shares	200,000,000